Property and Equipment (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment	Property and Equipment
Property and equipment consists of the following (in thousands):

	March 31, 2024	December 31, 2023
Laboratory equipment	$6,662	$6,280
Computer equipment and software	620	702
Leasehold improvements	61	61
Furniture and fixtures	452	452
Office equipment	196	196
Construction in process	241	150
Total property and equipment	8,232	7,841
Less: Accumulated depreciation	(5,830)	(5,728)
Property and equipment, net	$2,402	$2,113
Depreciation expense was $0.2 million for each of the three months ended March 31, 2024 and 2023.
Property and Equipment
Property and equipment consists of the following (in thousands):

	December 31,
	2023	2022
Laboratory equipment	$6,280	$6,001
Computer equipment and software	702	697
Leasehold improvements	61	57
Furniture and fixtures	452	453
Office equipment	196	192
Construction in process	150	599
Total property and equipment	7,841	7,999
Less accumulated depreciation	(5,728)	(5,205)
Property and equipment, net	$2,113	$2,794
Depreciation expense was $0.7 million, $0.7 million and $0.6 million for the years ended December 31, 2023, 2022 and 2021, respectively.